Stock Incentive Plans (Details) - Schedule of assumptions under the Black-Scholes option-pricing model and the weighted average calculated fair value of the options granted to employees - Share-Based Payment Arrangement, Option [Member]
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock Incentive Plans (Details) - Schedule of assumptions under the Black-Scholes option-pricing model and the weighted average calculated fair value of the options granted to employees [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	40.00%	43.00%
Expected term (years)	5 years 11 months 23 days	6 years 21 days
Risk free interest rate	2.40%	1.00%